Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 29, 2013
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2013
Prospectus Date	rr_ProspectusDate	Jan. 29, 2013
Exchange Traded Concepts Trust (Prospectus Summary) | Yorkville High Income Infrastructure MLP ETF | Yorkville High Income Infrastructure MLP ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YMLI